Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of March 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.5%
Aptiv plc	4,245	337,435
BorgWarner, Inc.	3,405	130,786
Ford Motor Co.	63,658	558,917
General Motors Co.	21,331	791,380
Harley-Davidson, Inc.	2,656	94,713
		1,913,231

Banks 5.4%
Bank of America Corp.	146,680	4,046,901
BB&T Corp.	12,427	578,228
Citigroup, Inc.	38,413	2,390,057
Citizens Financial Group, Inc.	7,533	244,823
Comerica, Inc.	2,650	194,298
Fifth Third Bancorp	12,552	316,562
First Republic Bank	2,732	274,457
Huntington Bancshares, Inc.	17,418	220,860
JPMorgan Chase & Co.	53,478	5,413,578
KeyCorp	16,476	259,497
M&T Bank Corp.	2,259	354,708
People’s United Financial, Inc.	6,408	105,348
Regions Financial Corp.	16,675	235,951
SunTrust Banks, Inc.	7,236	428,733
SVB Financial Group *	856	190,340
The PNC Financial Services Group, Inc.	7,404	908,175
U.S. Bancorp	24,554	1,183,257
Wells Fargo & Co.	66,900	3,232,608
Zions Bancorp NA	3,030	137,592
		20,715,973

Capital Goods 6.7%
3M Co.	9,394	1,951,885
A.O. Smith Corp.	2,352	125,409
Allegion plc	1,528	138,605
AMETEK, Inc.	3,722	308,814
Arconic, Inc.	7,037	134,477
Caterpillar, Inc.	9,390	1,272,251
Cummins, Inc.	2,375	374,941
Deere & Co.	5,204	831,807
Dover Corp.	2,379	223,150
Eaton Corp. plc	6,917	557,234
Emerson Electric Co.	10,039	687,370
Fastenal Co.	4,623	297,305
Flowserve Corp.	2,115	95,471
Fluor Corp.	2,294	84,419
Fortive Corp.	4,783	401,246
Fortune Brands Home & Security, Inc.	2,381	113,359
General Dynamics Corp.	4,426	749,233
General Electric Co.	141,955	1,418,131
Harris Corp.	1,918	306,324
Honeywell International, Inc.	11,892	1,889,877
Huntington Ingalls Industries, Inc.	698	144,626
Security	Number of Shares	Value ($)
Illinois Tool Works, Inc.	4,942	709,325
Ingersoll-Rand plc	3,995	431,260
Jacobs Engineering Group, Inc.	1,937	145,643
Johnson Controls International plc	14,951	552,290
L3 Technologies, Inc.	1,278	263,741
Lockheed Martin Corp.	4,031	1,209,945
Masco Corp.	4,899	192,580
Northrop Grumman Corp.	2,772	747,331
PACCAR, Inc.	5,626	383,356
Parker-Hannifin Corp.	2,115	362,976
Pentair plc	2,602	115,815
Quanta Services, Inc.	2,414	91,104
Raytheon Co.	4,605	838,478
Rockwell Automation, Inc.	1,947	341,621
Roper Technologies, Inc.	1,691	578,271
Snap-on, Inc.	912	142,746
Stanley Black & Decker, Inc.	2,503	340,834
Textron, Inc.	3,828	193,927
The Boeing Co.	8,578	3,271,821
TransDigm Group, Inc. *	794	360,468
United Rentals, Inc. *	1,310	149,668
United Technologies Corp.	13,229	1,705,086
W.W. Grainger, Inc.	742	223,290
Wabtec Corp.	2,282	168,229
Xylem, Inc.	2,978	235,381
		25,861,120

Commercial & Professional Services 0.7%
Cintas Corp.	1,384	279,720
Copart, Inc. *	3,347	202,795
Equifax, Inc.	1,949	230,957
IHS Markit Ltd. *	5,988	325,628
Nielsen Holdings plc	5,729	135,605
Republic Services, Inc.	3,534	284,063
Robert Half International, Inc.	1,950	127,062
Rollins, Inc.	2,323	96,683
Verisk Analytics, Inc.	2,672	355,376
Waste Management, Inc.	6,351	659,932
		2,697,821

Consumer Durables & Apparel 1.1%
Capri Holdings Ltd. *	2,506	114,649
D.R. Horton, Inc.	5,479	226,721
Garmin Ltd.	1,956	168,901
Hanesbrands, Inc.	5,881	105,152
Hasbro, Inc.	1,873	159,242
Leggett & Platt, Inc.	2,230	94,151
Lennar Corp., Class A	4,731	232,245
Mattel, Inc. *	5,568	72,384
Mohawk Industries, Inc. *	1,013	127,790
Newell Brands, Inc.	6,378	97,839
NIKE, Inc., Class B	20,545	1,730,094
PulteGroup, Inc.	4,144	115,866
PVH Corp.	1,214	148,047
Ralph Lauren Corp.	872	113,081

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tapestry, Inc.	4,781	155,335
Under Armour, Inc., Class A *	3,079	65,090
Under Armour, Inc., Class C *	3,188	60,158
VF Corp.	5,284	459,232
Whirlpool Corp.	1,040	138,206
		4,384,183

Consumer Services 1.9%
Carnival Corp.	6,487	329,021
Chipotle Mexican Grill, Inc. *	398	282,703
Darden Restaurants, Inc.	2,039	247,677
H&R Block, Inc.	3,338	79,912
Hilton Worldwide Holdings, Inc.	4,778	397,100
Marriott International, Inc., Class A	4,594	574,664
McDonald’s Corp.	12,496	2,372,991
MGM Resorts International	8,302	213,029
Norwegian Cruise Line Holdings Ltd. *	3,567	196,042
Royal Caribbean Cruises Ltd.	2,792	320,019
Starbucks Corp.	20,380	1,515,049
Wynn Resorts Ltd.	1,570	187,332
Yum! Brands, Inc.	5,030	502,044
		7,217,583

Diversified Financials 5.0%
Affiliated Managers Group, Inc.	864	92,543
American Express Co.	11,300	1,235,090
Ameriprise Financial, Inc.	2,245	287,584
Berkshire Hathaway, Inc., Class B *	31,764	6,381,070
BlackRock, Inc.	1,987	849,184
Capital One Financial Corp.	7,637	623,867
Cboe Global Markets, Inc.	1,827	174,369
CME Group, Inc.	5,828	959,172
Discover Financial Services	5,376	382,556
E*TRADE Financial Corp.	4,017	186,509
Franklin Resources, Inc.	4,850	160,729
Intercontinental Exchange, Inc.	9,263	705,285
Invesco Ltd.	6,486	125,245
Jefferies Financial Group, Inc.	4,482	84,217
Moody’s Corp.	2,695	488,038
Morgan Stanley	21,297	898,733
MSCI, Inc.	1,384	275,195
Nasdaq, Inc.	1,882	164,656
Northern Trust Corp.	3,612	326,561
Raymond James Financial, Inc.	2,075	166,851
S&P Global, Inc.	4,074	857,781
State Street Corp.	6,169	405,982
Synchrony Financial	10,633	339,193
T. Rowe Price Group, Inc.	3,886	389,066
The Bank of New York Mellon Corp.	14,357	724,023
The Charles Schwab Corp. (a)	19,265	823,771
The Goldman Sachs Group, Inc.	5,593	1,073,800
		19,181,070

Energy 5.4%
Anadarko Petroleum Corp.	8,129	369,707
Apache Corp.	6,128	212,396
Baker Hughes, a GE Co.	8,396	232,737
Cabot Oil & Gas Corp.	6,946	181,291
Chevron Corp.	31,025	3,821,659
Cimarex Energy Co.	1,613	112,749
Concho Resources, Inc.	3,250	360,620
ConocoPhillips	18,538	1,237,226
Devon Energy Corp.	7,196	227,106
Diamondback Energy, Inc.	2,525	256,363
EOG Resources, Inc.	9,452	899,641
Exxon Mobil Corp.	69,300	5,599,440
Security	Number of Shares	Value ($)
Halliburton Co.	14,391	421,656
Helmerich & Payne, Inc.	1,827	101,508
Hess Corp.	4,146	249,714
HollyFrontier Corp.	2,570	126,624
Kinder Morgan, Inc.	31,718	634,677
Marathon Oil Corp.	13,390	223,747
Marathon Petroleum Corp.	11,000	658,350
National-Oilwell Varco, Inc.	6,199	165,141
Noble Energy, Inc.	7,867	194,551
Occidental Petroleum Corp.	12,309	814,856
ONEOK, Inc.	6,766	472,537
Phillips 66	6,868	653,628
Pioneer Natural Resources Co.	2,779	423,186
Schlumberger Ltd.	22,577	983,680
TechnipFMC plc	6,930	162,994
Valero Energy Corp.	6,819	578,456
Williams Cos., Inc.	19,762	567,565
		20,943,805

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	7,196	1,742,439
Kroger Co.	13,001	319,825
Sysco Corp.	7,738	516,589
Walgreens Boots Alliance, Inc.	13,073	827,129
Walmart, Inc.	23,264	2,268,938
		5,674,920

Food, Beverage & Tobacco 4.0%
Altria Group, Inc.	30,570	1,755,635
Archer-Daniels-Midland Co.	9,132	393,863
Brown-Forman Corp., Class B	2,794	147,467
Campbell Soup Co.	3,190	121,635
Conagra Brands, Inc.	7,818	216,871
Constellation Brands, Inc., Class A	2,713	475,670
General Mills, Inc.	9,736	503,838
Hormel Foods Corp.	4,477	200,390
Kellogg Co.	4,115	236,119
Lamb Weston Holdings, Inc.	2,449	183,528
McCormick & Co., Inc.	2,031	305,930
Molson Coors Brewing Co., Class B	3,082	183,841
Mondelez International, Inc., Class A	23,526	1,174,418
Monster Beverage Corp. *	6,431	351,004
PepsiCo, Inc.	22,936	2,810,807
Philip Morris International, Inc.	25,397	2,244,841
The Coca-Cola Co.	62,829	2,944,167
The Hershey Co.	2,264	259,975
The JM Smucker Co.	1,852	215,758
The Kraft Heinz Co.	10,160	331,724
Tyson Foods, Inc., Class A	4,848	336,597
		15,394,078

Health Care Equipment & Services 6.3%
Abbott Laboratories	28,700	2,294,278
ABIOMED, Inc. *	731	208,766
Align Technology, Inc. *	1,189	338,068
AmerisourceBergen Corp.	2,557	203,333
Anthem, Inc.	4,199	1,205,029
Baxter International, Inc.	7,823	636,088
Becton, Dickinson & Co.	4,389	1,096,065
Boston Scientific Corp. *	22,616	868,002
Cardinal Health, Inc.	4,948	238,246
Centene Corp. *	6,819	362,089
Cerner Corp. *	5,320	304,357
Cigna Corp. *	6,190	995,476
CVS Health Corp.	21,268	1,146,983
Danaher Corp.	10,299	1,359,674

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
DaVita, Inc. *	2,030	110,209
Dentsply Sirona, Inc.	3,624	179,714
Edwards Lifesciences Corp. *	3,379	646,504
HCA Healthcare, Inc.	4,356	567,935
Henry Schein, Inc. *	2,453	147,450
Hologic, Inc. *	4,341	210,104
Humana, Inc.	2,226	592,116
IDEXX Laboratories, Inc. *	1,397	312,369
Intuitive Surgical, Inc. *	1,868	1,065,843
Laboratory Corp. of America Holdings *	1,626	248,746
McKesson Corp.	3,142	367,803
Medtronic plc	21,914	1,995,927
Quest Diagnostics, Inc.	2,209	198,633
ResMed, Inc.	2,335	242,770
Stryker Corp.	5,046	996,686
Teleflex, Inc.	747	225,714
The Cooper Cos., Inc.	805	238,417
UnitedHealth Group, Inc.	15,697	3,881,240
Universal Health Services, Inc., Class B	1,386	185,405
Varian Medical Systems, Inc. *	1,464	207,478
WellCare Health Plans, Inc. *	806	217,419
Zimmer Biomet Holdings, Inc.	3,334	425,752
		24,520,688

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	4,036	287,484
Clorox Co.	2,119	340,015
Colgate-Palmolive Co.	14,098	966,277
Coty, Inc., Class A (b)	7,300	83,950
Kimberly-Clark Corp.	5,598	693,592
Procter & Gamble Co.	40,849	4,250,338
The Estee Lauder Cos., Inc., Class A	3,563	589,855
		7,211,511

Insurance 2.4%
AFLAC, Inc.	12,331	616,550
American International Group, Inc.	14,197	611,323
Aon plc	3,916	668,461
Arthur J. Gallagher & Co.	3,032	236,799
Assurant, Inc.	968	91,873
Brighthouse Financial, Inc. *	1,953	70,874
Chubb Ltd.	7,484	1,048,359
Cincinnati Financial Corp.	2,465	211,744
Everest Re Group Ltd.	654	141,238
Lincoln National Corp.	3,349	196,586
Loews Corp.	4,493	215,349
Marsh & McLennan Cos., Inc.	8,224	772,234
MetLife, Inc.	15,736	669,882
Principal Financial Group, Inc.	4,242	212,906
Prudential Financial, Inc.	6,726	617,985
The Allstate Corp.	5,440	512,339
The Hartford Financial Services Group, Inc.	5,839	290,315
The Progressive Corp.	9,506	685,288
The Travelers Cos., Inc.	4,289	588,279
Torchmark Corp.	1,657	135,791
Unum Group	3,566	120,638
Willis Towers Watson plc	2,090	367,108
		9,081,921

Materials 2.6%
Air Products & Chemicals, Inc.	3,577	683,064
Albemarle Corp.	1,723	141,252
Avery Dennison Corp.	1,403	158,539
Ball Corp.	5,499	318,172
Celanese Corp.	2,100	207,081
CF Industries Holdings, Inc.	3,696	151,092
Security	Number of Shares	Value ($)
DowDuPont, Inc.	36,801	1,961,861
Eastman Chemical Co.	2,265	171,868
Ecolab, Inc.	4,133	729,640
FMC Corp.	2,187	168,005
Freeport-McMoRan, Inc.	23,467	302,490
International Flavors & Fragrances, Inc.	1,628	209,670
International Paper Co.	6,564	303,716
Linde plc	8,985	1,580,731
LyondellBasell Industries N.V., Class A	5,018	421,913
Martin Marietta Materials, Inc.	1,020	205,204
Newmont Mining Corp.	8,692	310,913
Nucor Corp.	4,995	291,458
Packaging Corp. of America	1,531	152,151
PPG Industries, Inc.	3,883	438,274
Sealed Air Corp.	2,584	119,019
The Mosaic Co.	5,702	155,722
The Sherwin-Williams Co.	1,334	574,567
Vulcan Materials Co.	2,144	253,850
WestRock Co.	4,276	163,985
		10,174,237

Media & Entertainment 8.0%
Activision Blizzard, Inc.	12,565	572,084
Alphabet, Inc., Class A *	4,890	5,754,992
Alphabet, Inc., Class C *	5,027	5,898,229
CBS Corp., Class B — Non Voting Shares	5,664	269,210
Charter Communications, Inc., Class A *	2,847	987,653
Comcast Corp., Class A	73,793	2,950,244
Discovery, Inc., Class A *	2,552	68,955
Discovery, Inc., Class C *	5,819	147,919
DISH Network Corp., Class A *	3,768	119,408
Electronic Arts, Inc. *	4,865	494,430
Facebook, Inc., Class A *	38,997	6,500,410
Fox Corp., Class A *	5,743	210,825
Fox Corp., Class B *	2,658	95,369
Netflix, Inc. *	7,131	2,542,629
News Corp., Class A	6,215	77,315
News Corp., Class B	2,000	24,980
Omnicom Group, Inc.	3,640	265,684
Take-Two Interactive Software, Inc. *	1,834	173,075
The Interpublic Group of Cos., Inc.	6,206	130,388
TripAdvisor, Inc. *	1,682	86,539
Twitter, Inc. *	12,026	395,415
Viacom, Inc., Class B	5,768	161,908
Walt Disney Co.	28,539	3,168,621
		31,096,282

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	24,115	1,943,428
Agilent Technologies, Inc.	5,210	418,780
Alexion Pharmaceuticals, Inc. *	3,641	492,190
Allergan plc	5,103	747,130
Amgen, Inc.	10,177	1,933,426
Biogen, Inc. *	3,211	759,016
Bristol-Myers Squibb Co.	26,691	1,273,428
Celgene Corp. *	11,497	1,084,627
Eli Lilly & Co.	14,113	1,831,303
Gilead Sciences, Inc.	20,815	1,353,183
Illumina, Inc. *	2,397	744,724
Incyte Corp. *	2,904	249,773
IQVIA Holdings, Inc. *	2,580	371,133
Johnson & Johnson	43,525	6,084,360
Merck & Co., Inc.	42,183	3,508,360
Mettler-Toledo International, Inc. *	402	290,646
Mylan N.V. *	8,434	239,020
Nektar Therapeutics *	2,826	94,954
PerkinElmer, Inc.	1,811	174,508

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Perrigo Co., plc	2,092	100,751
Pfizer, Inc.	90,701	3,852,071
Regeneron Pharmaceuticals, Inc. *	1,277	524,362
Thermo Fisher Scientific, Inc.	6,578	1,800,530
Vertex Pharmaceuticals, Inc. *	4,167	766,520
Waters Corp. *	1,175	295,759
Zoetis, Inc.	7,803	785,528
		31,719,510

Real Estate 3.1%
Alexandria Real Estate Equities, Inc.	1,863	265,589
American Tower Corp.	7,196	1,418,044
Apartment Investment & Management Co., Class A	2,574	129,446
AvalonBay Communities, Inc.	2,247	451,040
Boston Properties, Inc.	2,509	335,905
CBRE Group, Inc., Class A *	5,122	253,283
Crown Castle International Corp.	6,778	867,584
Digital Realty Trust, Inc.	3,389	403,291
Duke Realty Corp.	5,783	176,844
Equinix, Inc.	1,359	615,844
Equity Residential	6,025	453,803
Essex Property Trust, Inc.	1,075	310,933
Extra Space Storage, Inc.	2,091	213,094
Federal Realty Investment Trust	1,221	168,315
HCP, Inc.	7,932	248,272
Host Hotels & Resorts, Inc.	12,285	232,187
Iron Mountain, Inc.	4,720	167,371
Kimco Realty Corp.	6,816	126,096
Mid-America Apartment Communities, Inc.	1,897	207,399
Prologis, Inc.	10,277	739,430
Public Storage	2,446	532,690
Realty Income Corp.	4,955	364,490
Regency Centers Corp.	2,747	185,395
SBA Communications Corp. *	1,846	368,572
Simon Property Group, Inc.	5,037	917,792
SL Green Realty Corp.	1,390	124,989
The Macerich Co.	1,707	73,998
UDR, Inc.	4,522	205,570
Ventas, Inc.	5,829	371,949
Vornado Realty Trust	2,812	189,641
Welltower, Inc.	6,352	492,915
Weyerhaeuser Co.	12,088	318,398
		11,930,169

Retailing 6.6%
Advance Auto Parts, Inc.	1,188	202,590
Amazon.com, Inc. *	6,742	12,005,816
AutoZone, Inc. *	406	415,793
Best Buy Co., Inc.	3,825	271,804
Booking Holdings, Inc. *	735	1,282,509
CarMax, Inc. *	2,799	195,370
Dollar General Corp.	4,279	510,485
Dollar Tree, Inc. *	3,894	409,026
eBay, Inc.	14,048	521,743
Expedia Group, Inc.	1,900	226,100
Foot Locker, Inc.	1,829	110,837
Genuine Parts Co.	2,381	266,743
Kohl’s Corp.	2,756	189,530
L Brands, Inc.	3,677	101,412
LKQ Corp. *	5,093	144,539
Lowe’s Cos., Inc.	13,057	1,429,350
Macy’s, Inc.	5,050	121,352
Nordstrom, Inc.	1,751	77,709
O'Reilly Automotive, Inc. *	1,280	497,024
Ross Stores, Inc.	6,046	562,883
Target Corp.	8,518	683,655
Security	Number of Shares	Value ($)
The Gap, Inc.	3,646	95,452
The Home Depot, Inc.	18,448	3,539,987
The TJX Cos., Inc.	20,301	1,080,216
Tiffany & Co.	1,777	187,562
Tractor Supply Co.	1,984	193,956
Ulta Salon, Cosmetics & Fragrance, Inc. *	918	320,134
		25,643,577

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc. *	14,367	366,646
Analog Devices, Inc.	5,996	631,199
Applied Materials, Inc.	15,497	614,611
Broadcom, Inc.	6,462	1,943,188
Intel Corp.	73,573	3,950,870
KLA-Tencor Corp.	2,732	326,228
Lam Research Corp.	2,515	450,210
Maxim Integrated Products, Inc.	4,502	239,371
Microchip Technology, Inc.	3,836	318,235
Micron Technology, Inc. *	18,250	754,272
NVIDIA Corp.	9,918	1,780,876
Qorvo, Inc. *	2,031	145,684
Qualcomm, Inc.	19,726	1,124,974
Skyworks Solutions, Inc.	2,841	234,326
Texas Instruments, Inc.	15,327	1,625,735
Xilinx, Inc.	4,124	522,882
		15,029,307

Software & Services 11.5%
Accenture plc, Class A	10,414	1,833,072
Adobe, Inc. *	7,957	2,120,461
Akamai Technologies, Inc. *	2,621	187,952
Alliance Data Systems Corp.	756	132,285
ANSYS, Inc. *	1,353	247,207
Autodesk, Inc. *	3,598	560,640
Automatic Data Processing, Inc.	7,111	1,135,911
Broadridge Financial Solutions, Inc.	1,880	194,937
Cadence Design Systems, Inc. *	4,565	289,923
Citrix Systems, Inc.	2,078	207,093
Cognizant Technology Solutions Corp., Class A	9,378	679,436
DXC Technology Co.	4,393	282,514
Fidelity National Information Services, Inc.	5,279	597,055
Fiserv, Inc. *	6,414	566,228
FleetCor Technologies, Inc. *	1,408	347,199
Fortinet, Inc. *	2,415	202,788
Gartner, Inc. *	1,476	223,880
Global Payments, Inc.	2,605	355,635
International Business Machines Corp.	14,527	2,049,760
Intuit, Inc.	4,227	1,104,980
Jack Henry & Associates, Inc.	1,252	173,702
Mastercard, Inc., Class A	14,737	3,469,827
Microsoft Corp.	125,367	14,785,784
Oracle Corp.	41,720	2,240,781
Paychex, Inc.	5,175	415,035
PayPal Holdings, Inc. *	19,170	1,990,613
Red Hat, Inc. *	2,905	530,743
Salesforce Com, Inc. *	12,504	1,980,258
Symantec Corp.	10,443	240,085
Synopsys, Inc. *	2,481	285,687
The Western Union Co.	7,154	132,134
Total System Services, Inc.	2,699	256,432
VeriSign, Inc. *	1,719	312,102
Visa, Inc., Class A	28,581	4,464,066
		44,596,205

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 5.7%
Amphenol Corp., Class A	4,862	459,167
Apple, Inc.	73,196	13,903,580
Arista Networks, Inc. *	848	266,662
Cisco Systems, Inc.	71,940	3,884,041
Corning, Inc.	12,905	427,155
F5 Networks, Inc. *	975	153,007
FLIR Systems, Inc.	2,200	104,676
Hewlett Packard Enterprise Co.	22,466	346,650
HP, Inc.	25,257	490,743
IPG Photonics Corp. *	570	86,515
Juniper Networks, Inc.	5,593	148,047
Keysight Technologies, Inc. *	3,071	267,791
Motorola Solutions, Inc.	2,668	374,641
NetApp, Inc.	4,051	280,896
Seagate Technology plc	4,212	201,713
TE Connectivity Ltd.	5,565	449,374
Western Digital Corp.	4,760	228,766
Xerox Corp.	3,299	105,502
		22,178,926

Telecommunication Services 2.1%
AT&T, Inc.	118,939	3,729,927
CenturyLink, Inc.	15,443	185,161
Verizon Communications, Inc.	67,560	3,994,823
		7,909,911

Transportation 2.1%
Alaska Air Group, Inc.	1,967	110,388
American Airlines Group, Inc.	6,520	207,075
C.H. Robinson Worldwide, Inc.	2,220	193,118
CSX Corp.	12,717	951,486
Delta Air Lines, Inc.	10,105	521,923
Expeditors International of Washington, Inc.	2,780	211,002
FedEx Corp.	3,921	711,309
J.B. Hunt Transport Services, Inc.	1,410	142,819
Kansas City Southern	1,674	194,150
Norfolk Southern Corp.	4,393	821,008
Southwest Airlines Co.	8,136	422,340
Union Pacific Corp.	11,800	1,972,960
United Continental Holdings, Inc. *	3,649	291,117
United Parcel Service, Inc., Class B	11,363	1,269,702
		8,020,397

Utilities 3.3%
Alliant Energy Corp.	3,798	179,000
Ameren Corp.	4,011	295,009
American Electric Power Co., Inc.	8,049	674,104
American Water Works Co., Inc.	2,955	308,088
Atmos Energy Corp.	1,883	193,817
CenterPoint Energy, Inc.	8,203	251,832
CMS Energy Corp.	4,631	257,206
Consolidated Edison, Inc.	5,233	443,811
Dominion Energy, Inc.	13,044	999,953
DTE Energy Co.	2,960	369,230
Duke Energy Corp.	11,926	1,073,340
Security	Number of Shares	Value ($)
Edison International	5,313	328,981
Entergy Corp.	3,088	295,306
Evergy, Inc.	4,190	243,229
Eversource Energy	5,236	371,494
Exelon Corp.	15,820	793,057
FirstEnergy Corp.	8,211	341,660
NextEra Energy, Inc.	7,799	1,507,703
NiSource, Inc.	6,078	174,195
NRG Energy, Inc.	4,675	198,594
Pinnacle West Capital Corp.	1,810	173,000
PPL Corp.	11,899	377,674
Public Service Enterprise Group, Inc.	8,247	489,954
Sempra Energy	4,510	567,629
The AES Corp.	10,847	196,114
The Southern Co.	16,875	872,100
WEC Energy Group, Inc.	5,141	406,550
Xcel Energy, Inc.	8,385	471,321
		12,853,951
Total Common Stock
(Cost $177,575,350)		385,950,376

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 2.35% (c)	81,075	81,075
Total Other Investment Company
(Cost $81,075)		81,075
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Barclays Capital, Inc.
1.78%, 04/01/19 (d)	466,958	466,958
Total Short-Term Investment
(Cost $466,958)		466,958

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/21/19	7	993,230	2,599
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $79,350.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares during the period ended March 31, 2019:
	Balance of Shares Held at 12/31/18	Gross Purchases	Gross Sales	Balance of Shares Held at 03/31/19	Market Value at 03/31/19	Net Change in Unrealized Appreciation (depreciation)	Realized Gains (Losses)	Dividends Received
The Charles Schwab Corp.	19,266	354	(355)	19,265	$823,771	$27,301	($3,818)	$3,295

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$385,950,376	$—	$—	$385,950,376
Other Investment Company[1]	81,075	—	—	81,075
Short-Term Investment[1]	—	466,958	—	466,958
Futures Contracts[2]	2,599	—	—	2,599
Total	$386,034,050	$466,958	$—	$386,501,008
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47715MAR19